RELATED PARTY BALANCES AND TRANSACTIONS - Revenue and Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 11, 2024 USD ($)	May 13, 2022	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Related party transaction [Line items]
Receipts in advance			$ 36,399		$ 36,399		$ 42,797
Short term lease cost					4,066	$ 1,431
Related party transactions					17,854	9,590
Amount recorded in additional paid-in capital			58,671	¥ 420,000	58,671
Interest income on loans due from related parties					13,157	8,658
Proceed from settlement of related party loans						140
Related party
Related party transaction [Line items]
Accounts Receivable			110,143		110,143		107,816
Receipts in advance							150
Investment securities			2,158		2,158		2,221
Allowance for credit losses			2,323		2,323		2,158
Other non-current assets			878		878		1,113
Prepayments and other current assets, net			149,010		149,010		74,558
Salary and other expenses paid on behalf of related party					4,619	648
Term of loan		1 year
Loans to related parties						222,865
Interest income on loans due from related parties					9,317	4,472
Proceed from settlement of related party loans						140
Contract asset			0		0		929
Related party | Adjusted balance
Related party transaction [Line items]
Allowance for prepayments and other current assets			163		163		286
Related party | Purchase of Geely License
Related party transaction [Line items]
Purchase cost					4,619	648
Related party | Salary and other expenses | Prepayments and other current assets
Related party transaction [Line items]
Amount receivable from related party included in prepayments and other current assets			23,181		23,181		21,681
Related party | Unsecured loan to a related party
Related party transaction [Line items]
Term of loan	5 years
Loans to related parties					$ 0	222,865
Interest rate on loan	6.95%				3.00%
Interest income on loans due from related parties					$ 9,017	4,403
Interest included in loan receivable			302,632		302,632		269,539
Loans and leases receivable on related parties	$ 354,000
Related party | pertaining to purchase of vehicles, auto parts and peripheral products | Prepayments and other current assets
Related party transaction [Line items]
Amount receivable from related party included in prepayments and other current assets			44,088		44,088		33,204
Related party | Purchase of equipment
Related party transaction [Line items]
Purchase cost					31		0
Related party | Short-term lease
Related party transaction [Line items]
Short term lease cost					151	474
Related party | Payment of deposits
Related party transaction [Line items]
Related party transactions					0	1,126
Other non-current assets			847		847		1,113
Related party | Disposal of equipment
Related party transaction [Line items]
Related party transactions					10,162	$ 0
Related party | Transfer of equity method investments
Related party transaction [Line items]
Prepayments and other current assets, net			2,250		$ 2,250		0
Related party | Unsecured short term loans
Related party transaction [Line items]
Interest rate on loan					3.65%	4.50%
Interest income on loans due from related parties					$ 68	$ 69
Proceed from settlement of related party loans					0	140
Related party | Unsecured short term loans | Prepayments and other current assets
Related party transaction [Line items]
Amount receivable from related party included in prepayments and other current assets			3,144		3,144		3,348
Related party | Provision of services
Related party transaction [Line items]
Revenues					16,685	10,662
Related party | Sales of goods
Related party transaction [Line items]
Revenues					2,762	$ 2,330
Accounts Receivable			112,466		112,466		109,974
Receipts in advance			1,163		1,163
Subsidiary | Unsecured loan to a related party
Related party transaction [Line items]
Interest income on loans due from related parties					232
Interest included in loan receivable			$ 17,832		$ 17,832		$ 15,677